Long-term investments (Details Textuals 1)	1 Months Ended		12 Months Ended
	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2012 Zhonghong USD ($)	Jun. 30, 2012 Zhonghong CNY	Apr. 30, 2011 Zhonghong	Apr. 30, 2011 Henan Coal Seam Gas
Schedule of Equity Method Investments [Line Items]
Percentages of equity method investment								49.00%	51.00%
Registered capital of Hongyuan	$ 15,470,000	100,000,000
Funded registered capital			3,090,000		20,000,000	1,500,000	9,800,000
Due remaining registered capital of Hongyuan CSG			6,000,000		39,200,000
Equity investment income			$ 6,171	$ 0